Investment Objectives and Goals	Feb. 01, 2026
Beacon Planned Return Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Beacon Planned Return Strategy Fund (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to deliver capital preservation and capital appreciation.
Brigade High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	BRIGADE HIGH INCOME FUND (THE “FUND”) Investment Objective The Fund’s investment objective is current income, with capital appreciation as a secondary objective.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is current income,
Objective, Secondary [Text Block]	with capital appreciation as a secondary objective.
Carret Kansas Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Carret Kansas Tax-Exempt Bond Fund (“Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to preserve capital while producing current income for the investor that is predominately exempt from both federal and Kansas state income taxes.
Clarkston Partners Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Clarkston Partners Fund (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term capital appreciation.
Clarkston Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Clarkston Fund (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term capital appreciation.
Clarkston Founders Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Clarkston Founders Fund (the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve long-term capital appreciation.
Hillman Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section HILLMAN VALUE FUND (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term total return from a combination of income and capital gains.